Schedule of Income (loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (4,168,591)	$ (552,381)	$ (107,906,532)	$ (30,184,270)
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes			(87,679,037)	(19,987,348)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes			$ (20,227,495)	$ (10,196,922)